Long-term Borrowings, Excluding Current Portion - Long term loans (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 28, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	May 31, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 08, 2018 USD ($)	Aug. 08, 2018 CNY (¥)
Debt Instrument [Line Items]
Principal amount									$ 175,000	¥ 1,195,478
Interest rate (as a percent)				10.00%				10.00%
Proceeds from long-term borrowings				$ 4,309	¥ 30,000	¥ 30,000	¥ 124,324
Current portion of long-term borrowings (Note 15)						4,324
Long-term borrowings				174,560		1,151,560		¥ 1,215,249
Repayments of debt				621	4,324	150,000
Proceeds from Long-term Lines of Credit				4,309	¥ 30,000	30,000	124,324
Restricted cash, current				$ 34,580		89,222	¥ 55,214	¥ 240,741
SPD
Debt Instrument [Line Items]
Interest rate (as a percent)			7.35%	7.25%			6.75%	7.25%
Proceeds from long-term borrowings				$ 30,000			¥ 20,000,000
Current portion of long-term borrowings (Note 15)						4,324,000		¥ 0
Long-term borrowings						0		¥ 30,000
Repayments of debt				4,324		11,065,000	4,611,000
Proceeds from Long-term Lines of Credit				$ 30,000			20,000,000
Term of loan			1 year	2 years	2 years
Restricted cash, current						¥ 90,503
National Trust Co., Ltd ("NTC")
Debt Instrument [Line Items]
Interest rate (as a percent)		3.38%
Proceeds from long-term borrowings		¥ 150,000
Repayments of debt	¥ 150,000
Proceeds from Long-term Lines of Credit		¥ 150,000
Term of loan		2 years 6 months
Proceeds from long-term bank loans							¥ 120,000
Cash deposits	¥ 123,800
Collateral Pledged | National Trust Co., Ltd ("NTC")
Debt Instrument [Line Items]
Restricted cash, current		¥ 123,800